RISK MANAGEMENT AND FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2024
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS [Abstract]
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS	RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
RISK MANAGEMENT
Brookfield Renewable’s activities expose it to a variety of financial risks, including market risk (i.e., commodity price risk, interest rate risk, and foreign currency risk), credit risk and liquidity risk. Brookfield Renewable uses financial instruments primarily to manage these risks.
There have been no other material changes in exposure to the risks Brookfield Renewable is exposed to since the December 31, 2023 audited consolidated financial statements.
Fair value disclosures
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Fair values determined using valuation models require the use of assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those assumptions, management looks primarily to external readily observable market inputs such as interest rate yield curves, currency rates, commodity prices and, as applicable, credit spreads.
A fair value measurement of a non-financial asset is the consideration that would be received in an orderly transaction between market participants, considering the highest and best use of the asset.
Assets and liabilities measured at fair value are categorized into one of three hierarchy levels, described below. Each level is based on the transparency of the inputs used to measure the fair values of assets and liabilities.
Level 1 – inputs are based on unadjusted quoted prices in active markets for identical assets and liabilities;
Level 2 – inputs, other than quoted prices in Level 1, that are observable for the asset or liability, either directly or indirectly; and
Level 3 – inputs for the asset or liability that are not based on observable market data.
The following table presents Brookfield Renewable's assets and liabilities including energy derivative contracts, power purchase agreements accounted for under IFRS 9 (“IFRS 9 PPAs”), interest rate swaps, foreign exchange swaps and tax equity measured and disclosed at fair value classified by the fair value hierarchy:

	June 30, 2024				December 31, 2023
(MILLIONS)	Level 1	Level 2	Level 3	Total	Total
Assets measured at fair value:
Cash and cash equivalents	$1,236	$—	$—	$1,236	$1,141
Restricted cash(1)	407	—	—	407	391
Financial instrument assets(1)
IFRS 9 PPAs	—	—	24	24	50
Energy derivative contracts	—	115	—	115	90
Interest rate swaps	—	262	—	262	233
Foreign exchange swaps	—	85	—	85	27
Tax equity	—	—	56	56	27
Investments in debt and equity securities	—	47	1,706	1,753	1,540
Property, plant and equipment	—	—	61,826	61,826	64,005
Liabilities measured at fair value:
Financial instrument liabilities(1)
IFRS 9 PPAs	—	(48)	(953)	(1,001)	(798)
Energy derivative contracts	—	(161)	—	(161)	(82)
Interest rate swaps	—	(72)	—	(72)	(105)
Foreign exchange swaps	—	(217)	—	(217)	(353)
Tax equity	—	—	(1,798)	(1,798)	(1,782)
Contingent consideration(2)	—	—	(90)	(90)	(92)
Liabilities for which fair value is disclosed:
Corporate borrowings(1)	(2,732)	(1,039)	—	(3,771)	(2,731)
Non-recourse borrowing(1)	(1,759)	(23,554)	—	(25,313)	(26,839)
Total	$(2,848)	$(24,582)	$60,771	$33,341	$34,722
(1)Includes both the current amount and long-term amounts.
(2)Amount relates to business combinations completed in 2022 and 2023 with obligations lapsing from 2024 to 2027.

There were no transfers between levels during the six months ended June 30, 2024.
Financial instruments disclosures
The aggregate amount of Brookfield Renewable's net financial instrument positions are as follows:

	June 30, 2024			December 31, 2023
(MILLIONS)	Assets	Liabilities	Net Assets (Liabilities)	Net Assets (Liabilities)
IFRS 9 PPAs	$24	$1,001	$(977)	$(748)
Energy derivative contracts	115	161	(46)	8
Interest rate swaps	262	72	190	128
Foreign exchange swaps	85	217	(132)	(326)
Investments in debt and equity securities	1,753	—	1,753	1,540
Tax equity	56	1,798	(1,742)	(1,755)
Total	2,295	3,249	(954)	(1,153)
Less: current portion	239	730	(491)	(488)
Long-term portion	$2,056	$2,519	$(463)	$(665)
(a)   Energy derivative contracts and IFRS 9 PPAs
Brookfield Renewable has entered into long-term energy derivative contracts primarily to stabilize or eliminate the price risk on the sale of certain future power generation. Certain energy contracts are recorded in Brookfield Renewable's interim consolidated financial statements at an amount equal to fair value, using quoted market prices or, in their absence, a valuation model using both internal and third-party evidence and forecasts.
(b)   Interest rate hedges
Brookfield Renewable has entered into interest rate hedge contracts primarily to minimize exposure to interest rate fluctuations on its variable rate debt or to lock in interest rates on future debt refinancing. All interest rate hedge contracts are recorded in the interim consolidated financial statements at fair value.
(c)   Foreign exchange swaps
Brookfield Renewable has entered into foreign exchange swaps to minimize its exposure to currency fluctuations impacting its investments and earnings in foreign operations, and to fix the exchange rate on certain anticipated transactions denominated in foreign currencies.
(d)   Tax equity
Brookfield Renewable owns and operates certain projects in the United States under tax equity structures to finance the construction of utility-scale solar, and wind projects. In accordance with the substance of the contractual agreements, the amounts paid by the tax equity investors for their equity stakes are classified as financial instrument liabilities on the consolidated statements of financial position.
Gains or loss on the tax equity liabilities are recognized within the foreign exchange and financial instruments gain (loss) in the consolidated statements of income (loss).
(e)   Investments in debt and equity securities
Brookfield Renewable's investments in debt and equity securities are classified as FVPL, FVOCI and amortized cost.
The following table reflects the gains (losses) included in Foreign exchange and financial instruments gain (loss) in the interim consolidated statements of income (loss) for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2024	2023	2024	2023
Energy derivative contracts	$(14)	$10	$(3)	$76
IFRS 9 PPAs	(15)	14	1	71
Investment in debt and equity securities	19	56	47	69
Interest rate swaps	15	15	26	9
Foreign exchange swaps	28	(1)	24	(6)
Tax equity	85	53	141	61
Foreign exchange gain	(2)	25	—	38
	$116	$172	$236	$318
For the three and six months ended June 30, 2024, the gains associated with debt and equity securities of nil (2023: $8 million and $13 million, respectively) were recorded in Other income on the interim consolidated statements of income (loss).
The following table reflects the gains (losses) included in other comprehensive income in the interim consolidated statements of comprehensive income (loss) for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2024	2023	2024	2023
Energy derivative contracts	$7	$18	$13	$184
IFRS 9 PPAs	(156)	25	(348)	37
Interest rate swaps	56	29	72	(17)
Foreign exchange swaps	5	(22)	1	(26)
	(88)	50	(262)	178
Foreign exchange swaps – net investment	124	—	146	(19)
Investments in debt and equity securities	(1)	2	(1)	2
	$35	$52	$(117)	$161
The following table reflects the reclassification adjustments recognized in net income (loss) in the interim consolidated statements of comprehensive income (loss) for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2024	2023	2024	2023
Energy derivative contracts	$(27)	$(34)	$(58)	$(82)
Interest rate swaps	(6)	2	(4)	1
Foreign exchange swaps	—	9	—	9
	$(33)	$(23)	$(62)	$(72)